Parent Company Financial Information - Summary of Condensed Statements of Income (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses:
Interest expense	$ 4,141,371	$ 2,550,486
Income tax benefit	(569,460)	(823,285)
Net income	1,850,100	2,406,136
Parent
Expenses:
Interest expense	144,479	144,083
Other operating expense	136,382	220,333
Total expense	280,861	364,416
Loss before income tax benefit and equity in undistributed income of subsidiary	(280,861)	(364,416)
Income tax benefit	71,045	91,061
Loss before equity in undistributed income of subsidiary	(209,816)	(273,355)
Equity in undistributed income of subsidiary	2,059,916	2,679,491
Net income	$ 1,850,100	$ 2,406,136